Loans and Allowance for Credit Losses - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans and Allowance for Credit Losses
Provision for credit loss	$ 624,000	$ 429,000